Other current liabilities	12 Months Ended
Dec. 31, 2018
Other current liabilities
Other current liabilities

11. Other current liabilities

Other current liabilities consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Payables related to property and equipment	710,002	973,620
Deposits from network partners(1)	645,923	741,914
Salary and welfare payable	576,581	643,129
Payables related to land use rights	67,644	7,644
Payables for repurchasing ordinary shares	56,953	24,146
Payables for equity investment	35,000	5,000
Construction deposits	20,360	27,362
Others	168,604	410,954
Total	2,281,067	2,833,769
(1)	Amount primarily represents the dispatching fee deposits collected from the pickup outlets operated by network partners, which is refunded when the parcel is delivered to the recipients.